EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Textual (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of controlling interest equity [Line Items]
Nominal value per share	$ 1
Legal reserve as percentage of net profit	10.00%
Maximum legal reserve as percentage of subscription capital stock	50.00%
Common stock conversion to Preferred Stock	8,364,069	81,696,058
Description of preferential rights of preferred shareholders	Preferred shares have the right to receive a preferential minimum dividend of one Colombian peso (Ps. 1) per semester per share. This preferential minimum dividend is only applicable when dividends declared for common shares are less than one Colombian peso (Ps. 1). Preferential minimum dividends are not cumulative.
Description of creation of reserve through appropriation	create a legal reserve through the appropriation of ten percent (10%) of the net profits of each year up to an amount equal to fifty percent (50%) of the subscribed capital stock. This reserve may be reduced below fifty percent (50%) of the subscribed capital stock to stem losses in excess of retained earnings. The legal reserve cannot be less than the percentage aforementioned except to cover losses in excess of retained earnings.
Number of preferred shares per ADS	20	20	20
Preference shares
Disclosure of controlling interest equity [Line Items]
Preferential minimum dividend per semester per share	$ 1